SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

12.         SHARE CAPITAL

Authorized share capital consists of an unlimited number of common shares without par value.

(a) Issued Share Capital

As at December 31, 2021, the Company had 44,035,569 common shares issued and outstanding (December 31, 2020 - 39,739,047; May 31, 2020 - 35,114,048).

During the twelve months ended December 31, 2021, the Company:

  Issued 3,148,765 common shares in the at-the-market offerings at an average price of $8.95 per share for gross proceeds of $28.2 million, with aggregate commissions paid or payable to the agents and other share issue costs of $1.5 million, resulting in aggregate net proceeds of $26.7 million;
  issued 401,875 common shares related to previously committed shares for the acquisition of royalty and other interests (Note 4);
  issued 505,050 common shares related to the conversion of the Second Drawdown from the Amended Loan Facility; and
  issued 240,832 common shares related to the vesting of RSUs, and the exercise of stock options.

During the seven months ended December 31, 2020, the Company:

  issued 282,700 common shares in the at-the-market offerings at an average price of $10.58 per share for gross proceeds of $3.0 million, with aggregate commissions paid or payable to the agents and other share issue costs of $0.1 million, resulting in aggregate net proceeds of $2.9 million;
  issued 2,195,262 common shares for the acquisition of royalty and other interests;
  issued 1,258,992 common shares related to the partial conversion of the First Drawdown from the Amended Loan Facility;
  issued 724,170 common shares related to the exercise of share purchase warrants; and
  issued 163,875 common shares related to the vesting of RSUs, and the exercise of stock options.

During the twelve months ended May 31, 2020, the Company:

  issued 359,695 common shares for the acquisition of royalty and stream interests;
  issued 959,698 common shares related to the exercise of share purchase warrants; and
  issued 656,408 common shares related to the vesting of RSUs, and the exercise of stock options.

(b) Stock Options

The Company has adopted a stock option plan approved by the Company's shareholders. The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time, less the amount reserved for RSUs. The vesting terms, if any, are determined by the Company's Board of Directors at the time of the grant.

The continuity of stock options for the twelve months ended December 31, 2021, was as follows:

	Weighted average exercise price (C$)	Number outstanding
As at May 31, 2019	$2.30	2,171,873
Granted	7.66	600,000
Exercised	1.71	(565,603)
Cancelled/Expired	2.32	(3,125)
As at May 31, 2020	$3.91	2,203,145
Granted	12.85	420,000
Exercised	2.44	(88,875)
As at December 31, 2020	$5.44	2,534,270
Granted	11.73	500,000
Exercised	1.76	(200,832)
As at December 31, 2021	$6.81	2,833,438

During the twelve months ended December 31, 2021, the Company granted 500,000 stock options (December 31, 2020 - 420,000; May 31, 2020 - 600,000) with a weighted-average exercise price of C$11.73 (December 31, 2020 - C$12.85; May 31, 2020 - C$7.66) and a fair value of $2,342,178 or $4.68 per option (December 31, 2020 - $2,065,032 or $4.92 per option; May 31, 2020 - $1,738,607 or $2.90 per option). The fair value of the stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

	Twelve months	Seven months	Twelve months
	ended	ended	ended
	December 31,	December 31,	May 31,
	2021	2020	2020
Risk free interest rate	0.96%	0.40%	1.54%
Expected dividend yield	0%	0%	0.63%
Expected stock price volatility	58%	58%	60%
Expected life in years	5	5	5
Forfeiture rate	0%	0%	0%

For the twelve months ended December 31, 2021, in accordance with the vesting terms of the stock options granted, the Company recorded a charge to share-based payments expense of $2,952,843 (December 31, 2020 - $1,066,094; May 31, 2020 - $1,068,013), with an offsetting credit to reserves.

As at December 31, 2021, the weighted average remaining life of the stock options outstanding was 2.55 years (December 31, 2020 - 3.01 years; May 31, 2020 - 3.21). The Company's outstanding and exercisable stock options as at December 31, 2021, and their expiry dates are as follows:

Expiry date	Exercise price (C$)	Number outstanding	Number exercisable
March 6, 2022	$2.32	68,750	68,750
July 31, 2022	$2.16	401,000	401,000
March 1, 2023	$2.56	231,500	231,500
September 17, 2023	$2.92	320,313	320,313
January 4, 2024	$3.24	303,125	303,125
January 15, 2025	$7.66	588,750	438,750
November 6, 2025	$12.85	420,000	210,000
April 27, 2026	$11.73	500,000	-
		2,833,438	1,973,438

(c) Share Purchase Warrants

On August 6, 2020, pursuant to the terms of the underlying agreements, the Company announced the acceleration of the expiry dates of certain warrants to September 4, 2020, in prior periods these warrants had expiry dates of December 31, 2020, and January 4, 2021. During the seven months ended December 31, 2020, all outstanding share purchase warrants were exercised or expired and as at December 31, 2020, and subsequent periods, the Company has no share purchase warrants outstanding.

(d) Restricted Share Units

The Company has adopted an RSU plan approved by the Company's shareholders. The maximum number of RSUs that may be reserved for issuance under the plan is limited to 800,000. The vesting terms, if any, are determined by the Company's Board of Directors at the time of issuance. The continuity of RSUs for the twelve months ended December 31, 2021, was as follows:

Number
outstanding
As at May 31, 2019	-
Granted	171,805
Settled	(90,805)
As at May 31, 2020	81,000
Granted	205,000
Settled	(75,000)
As at December 31, 2020	211,000
Granted	267,000
Settled	(40,000)
As at December 31, 2021	438,000

For the twelve months ended December 31, 2021, in accordance with the vesting terms of the RSUs granted, the Company recorded a charge to share-based payments expense of $2,371,425 (December 31, 2020 - $566,038; May 31, 2020 - $496,739), with offsetting credits of $Nil and $2,371,425 to share capital and reserves, respectively (December 31, 2020 - $225,426; May 31, 2020 - $290,135) and $2,371,425 to reserves (December 31, 2020 - $340,612; May 31, 2020 - $206,604).